UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Chad E. Fickett
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5344
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2006

Date of reporting period: August 31, 2005

Item 1. Schedule of Investments.

Schedule of Investments
August 31, 2005
Cookson Peirce Core Equity Fund
(Unaudited)

	Shares	Value
COMMON STOCKS 96.67%

Aerospace & Defense 3.03%
General Dynamics Corp.	270	$30,939

Capital Markets 2.52%
E*TRADE Financial Corp. (a)	1,610	25,760

Commercial Banks 0.86%
Marshall & Ilsley Corp.	200	8,754

Commercial Services & Supplies 0.06%
Acco Brands Corp. (a)	23	600

Construction & Engineering 7.81%
Jacobs Engineering Group Inc. (a)	420	26,208
McDermott International, Inc. (a)	1,550	53,552
		79,760
Construction Materials 1.35%
Martin Marietta Materials, Inc.	190	13,741

Energy Equipment & Services 3.48%
Parker Drilling Co. (a)	4,400	35,508

Food & Staples Retailing 5.11%
Longs Drug Stores Corp.	620	26,288
Whole Foods Market, Inc.	200	25,852
		52,140
Gas Utilities 3.29%
Questar Corp.	430	33,549

Health Care Equipment & Supplies 3.81%
Millipore Corp. (a)	400	25,580
Respironics, Inc. (a)	340	13,314
		38,894
Health Care Providers & Services 20.87%
Aetna Inc.	950	75,687
CIGNA Corp.	110	12,685
Humana Inc. (a)	690	33,230
McKesson Corp.	1,480	69,072
WellPoint Inc. (a)	300	22,275
		212,949
Household Durables 14.04%
Fortune Brands, Inc.	300	26,094
KB HOME	370	27,439
Pulte Homes, Inc.	150	12,930
Toll Brothers, Inc. (a)	1,600	76,880
		143,343
Insurance 4.33%
Manulife Financial Corp.	240	12,226
W.R. Berkley Corp.	900	31,941
		44,167
Machinery 11.65%
Caterpillar Inc.	740	41,063
Cummins Inc.	900	77,823
		118,886
Real Estate 2.61%
Simon Property Group, Inc.	350	26,625

Road & Rail 3.17%
Burlington Northern Santa Fe Corp.	610	32,342

Software 2.40%
ANSYS, Inc. (a)	650	24,538

Specialty Retail 3.82%
Charming Shoppes, Inc. (a)	2,280	27,542
Chico's FAS, Inc.(a)	330	11,454
		38,996
Thrifts & Mortgage Finance 2.46%
IndyMac Bancorp, Inc.	630	25,093
TOTAL COMMON STOCKS (Cost $961,677)		986,584
	Principal
	Amount	Value
SHORT TERM INVESTMENT 33.59%

Money Market Fund
AIM Liquid Assets	342,816	342,816
TOTAL SHORT TERM INVESTMENT (Cost $342,816)		342,816

Total Investments (Cost $1,304,493) 130.26%		1,329,400
Liabilities in Excess of Other Assets (30.26)%		(308,848)
TOTAL NET ASSETS 100.00%		$1,020,552

Percentages are stated as a percent of net assets.

(a)   Non Income Producing
    For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended August 31, 2005 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By  /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date  October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date  October 24, 2005